CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 17,169,851	$ 9,510,186
Short-term bank loans	13,847,031	26,340,338
Accounts payable	6,970,122	5,745,088
Amounts due to related parties	1,177,490	1,677,543
Income tax payable		51,162
Accrued expenses and other current liabilities	32,148,193	20,016,121
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized (in shares)	200,000,000	200,000,000
Common shares, issued (in shares)	102,121,144	101,560,744
Common shares, outstanding (in shares)	102,121,144	101,560,744
Consolidated variable interest entities ("VIEs") [Member]
Short-term bank loans	13,847,031	19,638,649
Accounts payable	4,943,404	3,960,472
Amounts due to related parties	1,177,490	1,677,543
Income tax payable		51,162
Accrued expenses and other current liabilities	$ 25,587,075	$ 17,236,173